INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	12 Months Ended
Jun. 30, 2020
INVESTMENT IN UNCONSOLIDATED ENTITY
Schedule of investment in unconsolidated entity

Investment in unconsolidated entity consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Future Gas Station (Beijing) Technology, Ltd	¥31,078,971	¥31,541,850	$4,461,536